Notes Payable	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 4 – NOTES PAYABLE

On April 1, 2015, the Company closed a Subscription Agreement by which one institutional investor purchased an 8% Convertible Debenture having a total principal amount of $300,000, convertible into common shares of the Company at $0.33 per share and maturing April 1, 2017 (the "Subscription Agreement"). The maturity date of the note purchased under the Subscription Agreement was extended to coincide with the closing of the transaction referenced in Note 7 - Subsequent Events. The Company determined that the embedded conversion option did not require bifurcation and liability treatment because the underlying shares were not readily convertible to cash. The Company estimated the fair value of the underlying common stock and determined that the convertible note did not include a beneficial conversion feature. As of December 31,2019 and 2018, the balance of this convertible note payable was $300,000.

On April 1, 2016, the Company closed an Additional Advance Agreement by which one institutional investor purchased an 8% Convertible Debenture having a total principal amount of $100,010, convertible into common shares of the Company at $1.55 per share and maturing April 1, 2017 (the "Additional Advance Agreement"). The maturity date of the note purchased under the Additional Advance Agreement was extended to coincide with the closing of the transaction referenced in Note 7 - Subsequent Events. The Company determined that the embedded conversion option did not require bifurcation and liability treatment because the underlying shares were not readily convertible to cash. The Company estimated the fair value of the underlying common stock and determined that the convertible note did not include a beneficial conversion feature. As of December 31, 2019 and 2018, the balance of these convertible notes payable were $100,010.

On January 27, 2017, the Company closed a convertible debenture by which one institutional investor purchased an 8% Convertible Debenture having a total principal amount of $50,005, convertible into common shares of the Company at $1.55 per share and maturing August 1, 2018 (the "Convertible Debenture"). The maturity date of the note purchased under the Convertible Debenture was extended to coincide with the closing of the transaction referenced in Note 7 - Subsequent Events. The Company determined that the embedded conversion option did not require bifurcation and liability treatment because the underlying shares were not readily convertible to cash. The Company estimated the fair value of the underlying common stock and determined that the convertible note did not include a beneficial conversion feature. As of December 31, 2019 and 2018, the balance of this convertible note payable was $50,005.

On October 1, 2018, the Company financed the premium for directors' and officers' insurance. The Company borrowed $31,610 at 5.68% interest per annum and the borrowed amount is scheduled to be repaid in 10 equal installments of $3,244. As of December 31, 2018, the balance of the borrowed amount was $25,407.

On September 2, 2019, the Company executed a promissory note having a total principal amount of $35,000 bearing interest at 6% per annum and maturing September 2, 2021 (the "Promissory Note").  The Promissory Note is non-recourse and carries no personal guarantees. As of December 31, 2019, the balance of this Promissory Note was $35,000 (see Note 7A below).

On October 1, 2019, the Company financed the premium for directors' and officers' insurance. The Company borrowed $12,293 at 7.35% interest per annum, and the borrowed amount is scheduled to be repaid in 5 equal installments of $2,459. As of December 31, 2019, the balance of the borrowed amount was $4,963.